INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of losses before income taxes
	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Non-PRC	(68,274)	(47,756)	(452,545)	(72,638)
PRC	(136,410)	(124,348)	25,126	4,033

	(204,684)	(172,104)	(427,419)	(68,605)

Schedule of components of income tax expense or benefit

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Current income tax expense	—	—	6,537	1,050
Deferred income tax benefit	—	—	(9,953)	(1,598)

	—	—	(3,416)	(548)

Schedule of reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(51,171)	(43,026)	(106,855)	(17,151)
International tax rate differential	17,069	11,939	114,516	18,381
Other adjustments	(876)	—	254	41
Permanent difference	1,076	6,960	7,915	1,270
Change in FIN 48 liability	4,086	1,425	775	124
Effect of preferential tax treatment	8,580	2,932	7,086	1,137
Effect of tax rate change on deferred taxes	—	(16,382)	(7,542)	(1,211)
Expired net operating losses	87	—	17,652	2,833
Change in valuation allowance	21,149	36,152	(37,217)	(5,972)

Income tax benefit	—	—	(3,416)	(548)

Schedule of tax effects of temporary differences that give rise to the deferred tax asset balances

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	130	8,883	1,426
Accrued payroll	14,434	26,073	4,185
Accrued expenses	66,467	12,829	2,059
Revenue on last delivery basis	2,220	3,952	634
Bad debt provision	758	23,321	3,743
Others	516	516	83
Valuation allowance	(84,525)	(65,104)	(10,449)

Deferred tax assets, current portion, net	—	10,470	1,681

Deferred tax liabilities, current portion:

Intangible assets appreciation	—	(135)	(22)

Deferred tax liabilities, current portion	—	(135)	(22)

Deferred tax assets, non-current portion:
Net operating losses carried forward	42,329	240,582	38,616
Fixed assets (accumulated depreciation)	1,254	2,651	426
Copyrights amortization	17,081	106,083	17,027
Valuation allowance	(60,664)	(335,472)	(53,846)

Deferred tax assets, non-current portion, net	—	13,844	2,223

Deferred tax liabilities, non-current portion:
Domain name, trademark and online video license	—	(211,325)	(33,920)
Technology	—	(6,481)	(1,040)
Non-compete agreement	—	(1,808)	(290)
Customer relationships	—	(9,647)	(1,548)
User generated content	—	(8,957)	(1,440)

Deferred tax liabilities, non-current portion	—	(238,218)	(38,238)
Deferred tax liabilities, non-current portion, net	—	(224,374)	(36,015)

Schedule of changes in unrecognized tax benefits

	For the years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Beginning balance	16,565	20,651	22,076	3,544
Addition from acquisitions	—	—	80,870	12,981
Additions based on tax position of the current year	4,086	1,425	775	124
Reductions for the tax positions of the current year	—	—	(3,882)	(624)
Reductions due to lapse of applicable statute of limitations	—	—	(226)	(36)

Ending balance	20,651	22,076	99,613	15,989